Vessels and subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019 t
DHT Mustang [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Mustang Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Bronco [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bronco Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Colt [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Colt Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Stallion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Stallion Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Tiger Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2017
DHT Puma [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Puma Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Panther [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Panther Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Lion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lion Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Leopard [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Leopard Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Jaguar [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Jaguar Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2015
DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Opal Inc
DWT	320,105
Flag State	IOM
Year Built	2012
DHT Sundarbans [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Theta Ltd
DWT	314,249
Flag State	RIF
Year Built	2012
DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Iota Ltd
DWT	314,249
Flag State	Hong Kong
Year Built	2012
DHT Peony [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Peony Inc
DWT	320,013
Flag State	Hong Kong
Year Built	2011
DHT Lotus [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lotus Inc
DWT	320,142
Flag State	Hong Kong
Year Built	2011
DHT Amazon [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Eta Ltd
DWT	314,249
Flag State	RIF
Year Built	2011
DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Kappa Ltd
DWT	314,249
Flag State	Hong Kong
Year Built	2011
DHT Edelweiss [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Edelweiss Inc
DWT	301,021
Flag State	Hong Kong
Year Built	2008
DHT China [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Epsilon Ltd
DWT	317,794
Flag State	RIF
Year Built	2007
DHT Europe [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Delta Ltd
DWT	317,713
Flag State	Marshall Islands
Year Built	2007
DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bauhinia Inc
DWT	301,019
Flag State	IOM
Year Built	2007
DHT Hawk [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Hawk Inc
DWT	298,923
Flag State	Hong Kong
Year Built	2007
DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Gamma Ltd
DWT	317,826
Flag State	Hong Kong
Year Built	2006
DHT Falcon [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Falcon Inc
DWT	298,971
Flag State	Hong Kong
Year Built	2006
DHT Lake [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lake Inc
DWT	298,564
Flag State	Hong Kong
Year Built	2004
DHT Raven [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Raven Inc
DWT	298,563
Flag State	IOM
Year Built	2004
DHT Condor [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Condor, Inc.
DWT	320,050
Flag State	Hong Kong
Year Built	2004
DHT Eagle [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Eagle, Inc.	[1]
DWT	309,064	[1]
Flag State	Hong Kong	[1]
Year Built	2002	[1]
DHT Utah [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Utah, Inc	[1]
DWT	299,498	[1]
Flag State	IOM	[1]
Year Built	2001	[1]
DHT Utik [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Utik, Inc	[1]
DWT	299,450	[1]
Flag State	IOM	[1]
Year Built	2001	[1]
DHT Chris [Member]
Vessel Subsidiaries [Abstract]
Company	Chris Tanker Corporation	[2]
DWT	309,285	[2]
Flag State	Hong Kong	[2]
Year Built	2001	[2]
DHT Ann [Member]
Vessel Subsidiaries [Abstract]
Company	Ann Tanker Corporation	[3]
DWT	309,327	[3]
Flag State	Hong Kong	[3]
Year Built	2001	[3]
DHT Phoenix [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Phoenix, Inc.	[4]
DWT	307,151	[4]
Flag State	Hong Kong	[4]
Year Built	1999	[4]
DHT Cathy [Member]
Vessel Subsidiaries [Abstract]
Company	Cathy Tanker Corporation	[5]
DWT	115,000	[5]
Flag State	Marshall Islands	[5]
Year Built	2004	[5]
DHT Sophie [Member]
Vessel Subsidiaries [Abstract]
Company	Sophie Tanker Corporation	[5]
DWT	115,000	[5]
Flag State	Marshall Islands	[5]
Year Built	2003	[5]

[1]	The DHT Eagle, DHT Utah and DHT Utik were sold to one buyer in November 2017. The DHT Eagle and DHT Utah were delivered to the buyer during the fourth quarter of 2017 and the DHT Utik was delivered to the buyer in January 2018.
[2]	The DHT Chris was sold and delivered to new owners in January 2017.
[3]	The DHT Ann was sold and delivered to new owners in May 2017.
[4]	The DHT Phoenix was sold and delivered to new owners in June 2017.
[5]	DHT Sophie and DHT Cathy were sold to one buyer in October 2018. Both vessels were delivered to buyer during fourth quarter 2018.